Share-based Payments (Details 4)	12 Months Ended
Jun. 30, 2018 $ / shares
November 2015 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting date	Nov-15
Dividend yield
Expected volatility	100.00%
Risk-free interest rate	2.11%
Expected life of option (years)	4 years
Option exercise price	$ 0.5
Weighted average share price at grant date	0.465
Value per option	$ 0.3186
February 2016 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield
Expected volatility	97.00%
Risk-free interest rate	1.73%
Expected life of option (years)	3 years
Option exercise price	$ 0.57
Weighted average share price at grant date	0.36
Value per option	$ 0.1856
May 2016 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield
Expected volatility	84.00%
Risk-free interest rate	2.11%
Expected life of option (years)	4 years
Option exercise price	$ 0.5
Weighted average share price at grant date	0.41
Value per option	$ 0.235
December 2016 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield
Expected volatility	100.00%
Risk-free interest rate	1.69%
Expected life of option (years)	3 years 2 months 1 day
Option exercise price	$ 0.5
Weighted average share price at grant date	0.285
Value per option	$ 0.1431
June 2017 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield
Expected volatility	100.00%
Risk-free interest rate	1.69%
Expected life of option (years)	1 year 3 months 29 days
Option exercise price	$ 0.5
Weighted average share price at grant date	0.315
Value per option	$ 0.0937